Inventories (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Inventories [Abstract]
Raw materials	$ 138,528	$ 285,459
Semi-finished byproduct	33,145	34,236
Finished goods	37,529	45,196
Total inventories	$ 209,202	$ 364,891